Off-balance sheet arrangements narrative (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Off-balance sheet arrangements
Purchase Commitments Related To Projects In Development Phase	€ 61,700,000	€ 160,900,000
Purchase Commitment Related to Shared Services	25,200,000	46,000,000
Purchase Commitment Related to Jyseleca Product Supply Chain	1,600,000	2,600,000
Purchase Commitment Related to Commercial And Medical Affairs	400,000	1,700,000
Purchase Commitment Related To Project In Discovery Research Phase	2,500,000	60,900,000
Purchase commitments	€ 91,344,000	€ 272,240,000